LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Tables)
Schedule of long term prepayments and other non-current assets

	June 30, 2019	December 31, 2018
	(unaudited)

Prepaid farmland lease	$1,897,005	$1,962,580
Deferred tax assets (see Note 14)	-	-
Investment deposit	4,363,827	-
Others	205,137	208,928
Long term prepayments and other non-current assets	$6,465,969	$2,171,508

	December 31, 2018	December 31, 2017

Prepaid farmland lease	$1,962,580	$2,192,474
Cooperation deposit	-	918,246
Others	208,928	30,224
Long term prepayments and other non-current assets	$2,171,508	$3,140,944